Right-of-Use asset	12 Months Ended
Mar. 31, 2026
Disclosure of Right of use assets [Abstract]
Right-of-Use asset

5. Right-of-Use asset

	Category of Right-of-Use asset
	Land		Buildings		Plant and equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2024	₹	1,343	₹	28,453	₹	2,242	₹	849	₹	32,887
Additions		-		10,822		3,735		228		14,785
Disposals		(221)		(4,389)		(632)		(354)		(5,596)
Translation adjustment		-		152		100		17		269
As at March 31, 2025	₹	1,122	₹	35,038	₹	5,445	₹	740	₹	42,345

Accumulated depreciation:
As at April 1, 2024	₹	98	₹	13,237	₹	1,086	₹	511	₹	14,932
Depreciation		21		5,362		539		180		6,102
Disposals		(13)		(3,776)		(303)		(319)		(4,411)
Translation adjustment		-		81		34		9		124
As at March 31, 2025	₹	106	₹	14,904	₹	1,356	₹	381	₹	16,747
Net carrying value as at March 31, 2025	₹	1,016	₹	20,134	₹	4,089	₹	359	₹	25,598

Gross carrying value:
As at April 1, 2025	₹	1,122	₹	35,038	₹	5,445	₹	740	₹	42,345
Additions		-		7,697		-		233		7,930
Additions through Business combination (Refer to Note 7)		-		1,062		-		-		1,062
Disposals		-		(5,385)		(959)		(204)		(6,548)
Translation adjustment		-		2,062		593		135		2,790
As at March 31, 2026	₹	1,122	₹	40,474	₹	5,079	₹	904	₹	47,579

Accumulated depreciation:
As at April 1, 2025	₹	106	₹	14,904	₹	1,356	₹	381	₹	16,747
Depreciation		19		5,611		875		220		6,725
Disposals		-		(4,421)		(936)		(156)		(5,513)
Translation adjustment		-		1,054		207		72		1,333
As at March 31, 2026	₹	125	₹	17,148	₹	1,502	₹	517	₹	19,292
Net carrying value as at March 31, 2026	₹	997	₹	23,326	₹	3,577	₹	387	₹	28,287

The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2024		2025		2026
Rent expense recognized under facility expenses pertaining to:
Leases of low-value assets	₹	245	₹	232	₹	309
Short-term leases		3,257		3,842		3,304
	₹	3,502	₹	4,074	₹	3,613

Payments toward leases of low-value assets and Short-term leases are disclosed under operating activities in the consolidated statement of cash flows. All other lease payments during the period are disclosed under financing activities in the consolidated statement of cash flows.

Income from subleasing RoU assets for the years ended March 31, 2024, 2025 and 2026 is not material.

The Company is committed to certain leases amounting to ₹ 999 which have not commenced as of March 31, 2026. The term of such leases ranges from 1 to 5 years.

Lease Liability

	Year ended March 31,
	2025		2026
Balance at the beginning of the year	₹	22,728	₹	30,218
Additions		16,649		11,680
Additions through Business combinations		-		1,062
Deletions		(967)		(1,268)
Finance cost accrued during the period		1,593		1,956
Payment of lease liabilities		(10,474)		(11,561)
Translation adjustment		689		2,949
Balance at the end of the year	₹	30,218	₹	35,036

Non-current	₹	22,193	₹	26,327
Current		8,025		8,709

Refer to Note 19 for remaining contractual maturities of lease liabilities.